Accumulated Other Comprehensive Loss - Changes in Accumulated Other Comprehensive Loss (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2014		Jun. 30, 2013		Jun. 30, 2014		Jun. 30, 2013		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, Beginning	$ (7,715)		$ (43,072)		$ (8,440)		$ (27,688)		$ (27,688)
Other comprehensive income/(loss) before reclassifications	(656)		5,728		(590)		(9,712)		20,727
Amounts reclassified from accumulated other comprehensive income/(loss)	202		(347)		861		(291)		(1,479)
Other comprehensive income (loss), net of tax	(454)		5,381		271		(10,003)		19,248	8,647	(11,667)
Balance, Ending	(8,169)		(37,691)		(8,169)		(37,691)		(8,440)	(27,688)
Derivative instruments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, Beginning	(327)		(209)		205		(294)		(294)
Other comprehensive income/(loss) before reclassifications	(4)		325		(1,199)		332		1,888
Amounts reclassified from accumulated other comprehensive income/(loss)	206	[1]	(325)	[1]	869	[1]	(247)	[1]	(1,389)
Other comprehensive income (loss), net of tax	202				(330)		85		499
Balance, Ending	(125)		(209)		(125)		(209)		205
Defined benefit plans adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, Beginning	(752)		(1,764)		(793)		(1,818)		(1,818)
Other comprehensive income/(loss) before reclassifications	8		(4)		53		72		1,115
Amounts reclassified from accumulated other comprehensive income/(loss)	(4)	[2]	(22)	[2]	(8)	[2]	(44)	[2]	(90)
Other comprehensive income (loss), net of tax	4		(26)		45		28		1,025
Balance, Ending	(748)		(1,790)		(748)		(1,790)		(793)
Cumulative translation adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, Beginning	(6,636)		(41,099)		(7,852)		(25,576)		(25,576)
Other comprehensive income/(loss) before reclassifications	(660)		5,407		556		(10,116)		17,724
Amounts reclassified from accumulated other comprehensive income/(loss)									0
Other comprehensive income (loss), net of tax	(660)		5,407		556		(10,116)		17,724
Balance, Ending	$ (7,296)		$ (35,692)		$ (7,296)		$ (35,692)		$ (7,852)

[1]	The accumulated other comprehensive loss reclassification components affect cost of goods sold. See Note 9 “Derivative Financial Instruments and Fair Value Measurement.”
[2]	The accumulated other comprehensive loss reclassification components are related to amortization of unrecognized actuarial losses and prior service costs which are both included in the computation of net periodic pension cost. See Note 12 “Employee Retirement Plans.”